Guaranteed Investment Contract (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
GIC transfer, non-competing investment option period, minimum	90 days
GIC, no market value adjustment, advance written notice, period	12 months